Trust Agreement (Narrative) (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Brokerage fees			7.00%
Net capital investments	$ 100,000		$ 100,000
Percent of gross offering proceeds, exceeded by amounts paid to selling agents on Series 1 units			9.50%
Rebate amount			$ 745,218	$ 777,662	$ 817,820
Profit share percentage			20.00%
Redemption charges			$ 0	0
Redemption charges paid			$ 0	$ 0	$ 0
Series 2 Unitholders [Member]
Custodial fee		0.25%
Series 2 And 3 Unitholders [Member]
Management fee		2.00%
Series 3 Unitholders [Member]
Management fee	1.75%
Series 4 Unitholders [Member]
Management fee		0.00%
Series 5 Unitholders [Member]
Management fee			2.50%
Number of units issued	0		0